Share-Based Compensation and Other Related Information - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Current liability total	$ 1,209	$ 1,255
Other liabilities	55	43
Stock Options and RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 25	$ 30
RSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted	2,200,000	1,600,000
Vesting period	3 years	3 years
Grant date fair value per other equity instruments | $ / shares	$ 13.17	$ 16.94
Grant date fair value of other equity instruments	$ 29	$ 27
Expected forfeiture rate of other equity instruments granted	17.40%	17.30%
RSUs issued and vested	1,600,000	1,600,000
Other equity instruments outstanding	3,200,000	2,900,000
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3	$ 3
Other equity instruments granted	900,000	700,000
Grant date fair value of other equity instruments	$ 12	$ 13
Expected forfeiture rate of other equity instruments granted	8.10%	8.10%
Other equity instruments outstanding	1,700,000	1,000,000
Current liability total	$ 0	$ 1
Other liabilities	5	2
Intrinsic value of PSUs vested and exercised	1
PRUs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 4	$ 3
Other equity instruments granted	700,000	400,000
Grant date fair value per other equity instruments | $ / shares	$ 13.03	$ 16.99
Grant date fair value of other equity instruments	$ 9	$ 7
Other equity instruments outstanding	900,000	600,000
Vesting period	3 years	3 years
PRUs [Member] | Other Current Liabilities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from other Equity Instruments outstanding	$ 3	$ 3
PRUs [Member] | Other Non-current Liabilities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from other Equity Instruments outstanding	2	2
Employee Share Purchase Plan (ESPP) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5	$ 5